SIGNIFICANT ACCOUNTING POLICIES (Schedule of estimated useful lives of intangible assets) (Details)	12 Months Ended
Dec. 31, 2024
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, annual amortization rate	20.00%
Customer relationships [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, annual amortization rate	8.00%
Customer relationships [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, annual amortization rate	12.50%
Other [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, annual amortization rate	25.00%
Other [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, annual amortization rate	100.00%